VISTA POINT ASSETS LLC ABS-15G

Exhibit 99.6 - Schedule 8

Loan ID	Dummy ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
xx	858517			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xx	CA	Primary Residence	Refinance	Cash Out - Other
xx	262196	C	B	C	B	A	A	A	A	Closed	FCRE5790	2023-12-13 02:22	2023-12-20 08:27	Acknowledged	2 - Non-Material	C	B	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Acknowledged-Approved Lender Exception: gap credit report> 10 days from note - Due Diligence Vendor-12/20/2023 Ready for Review-Document Uploaded. - Seller-12/20/2023 Open-Borrower 1 Gap Credit Report is Expired (Greater than 10 days from Closing/Settlement Date). Provide updated credit gap report as provided document date is 10/26/2023 and closing date 11/14/2023 which is exceeding 10 days. - Due Diligence Vendor-12/15/2023	Ready for Review-Document Uploaded. - Seller-12/20/2023	Acknowledged-Approved Lender Exception: gap credit report> 10 days from note - Due Diligence Vendor-12/20/2023	Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More
- Calculated DTI Of 43.39% Is Less Than The Guideline Maximum Of 50% By Five
Percent (5%) Or More

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More
- Original LTV Of xx Is Below The Guideline Maximum Of 80% By Ten Percent
(10%) Or More

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Usage Ratio
Of Twenty-Five Percent (25%) Or Less Not Met - Credit Line Usage Ratio equals
0.8571329479768787

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More -
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 24 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or
More Months - Months Reserves Of 47.8 Are Greater Than The Guideline
Minimum Of 0 By Six (6) Or More Months

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or
More - Original CLTV Of xx Is Below the Guideline Maximum Of 80% By Ten
Percent (10%) or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At
Current Residence For Five (5) Or More Years - 14.75 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job -
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job -
																										23.75 Years	700 Qualifying score Low CLTV Low DTI	0876_001.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xx	CA	Primary Residence	Refinance	Cash Out - Other	Originator Pre-Close	Yes	1310283
xx	262196	C	B	C	B	A	A	A	A	Closed	FCRE1199	2023-12-13 03:57	2023-12-15 06:41	Acknowledged	2 - Non-Material	B	B	Credit	Eligibility	Audited Loan Amount is greater than Guideline Maximum Loan Amount	Acknowledged- - Due Diligence Vendor-12/15/2023 Open-Audited Loan Amount of xx is greater than the Guideline Maximum Loan Amount of $350000 EXCEPTION FOR LOAN AMOUNT > $450K - Due Diligence Vendor-12/13/2023	Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 43.39% Is Less Than The Guideline Maximum Of 50% By Five Percent (5%) Or More

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of xx Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less Not Met - Credit Line Usage Ratio equals 0.8571329479768787

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 24 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 47.8 Are Greater Than The Guideline Minimum Of 0 By Six (6) Or More Months

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of xx Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 14.75 Years

																										Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 23.75 Years	LOW CLTV xx less than Guideline requirement of 80%. LOW DTI xx less than Guideline requirement of 50%		Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xx	CA	Primary Residence	Refinance	Cash Out - Other	Originator Pre-Close	Yes	1310349
xx	239787	C	A	A	A	C	A	A	A	Closed	finding-3631	2023-12-14 11:51	2023-12-26 13:58	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-PCCD provided with $3 tolerance Cure - Due Diligence Vendor-12/26/2023

Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-12/26/2023

Ready for Review-Document Uploaded. See lender cure for $3 at bottom of page 2 of the att - Seller-12/22/2023

Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-12/14/2023	Ready for Review-Document Uploaded. See lender cure for $3 at bottom of page 2 of the att - Seller-12/22/2023	Resolved-PCCD provided with $3 tolerance Cure - Due Diligence Vendor-12/26/2023	Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of xx Is Below the Guideline Maximum Of 90% By Ten Percent (10%) or More

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Validated

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 11 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Validated

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Validated

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 43.54% Is Less Than The Guideline Maximum Of 50% By Five Percent (5%) Or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 5 Years

																										Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.3403752039151713		xx	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xx	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	1314750
xx	239787	C	A	A	A	C	A	A	A	Closed	finding-3632	2023-12-14 11:51	2023-12-26 13:58	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test	Resolved-PCCD provided with $3 tolerance Cure - Due Diligence Vendor-12/26/2023
Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-12/26/2023
Ready for Review-Document Uploaded. There is no violation, recission period ended 11/17, loan closed/disbursed xx - Seller-12/22/2023
Counter-Not Resolved 12/22/2023: Received Final CD showing disbursement date is xx. - Due Diligence Vendor-12/22/2023
Ready for Review-Document Uploaded. Disbursement date xx - Seller-12/21/2023
Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-12/14/2023	Ready for Review-Document Uploaded. There is no violation, recission period ended 11/17, loan closed/disbursed xx - Seller-12/22/2023 Ready for Review-Document Uploaded. Disbursement date xx - Seller-12/21/2023	Resolved-PCCD provided with $3 tolerance Cure - Due Diligence Vendor-12/26/2023	Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of xx Is Below the Guideline Maximum Of 90% By Ten Percent (10%) or More

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Validated

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 11 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Validated

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Validated

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 43.54% Is Less Than The Guideline Maximum Of 50% By Five Percent (5%) Or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 5 Years

																										Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.3403752039151713		xx	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xx	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	1314751
xx	239787	C	A	A	A	C	A	A	A	Closed	finding-3634	2023-12-14 11:51	2023-12-26 13:58	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That Cannot Increase Test	Resolved-PCCD provided with $3 tolerance Cure - Due Diligence Vendor-12/26/2023
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $3.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-12/26/2023
Ready for Review-Document Uploaded. See lender cure of $3 at bottom of page 2 of the attached - Seller-12/22/2023
Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $3.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Initial LE dated 10/5/2023 credit report fee was $200.00. In final CD dated xx the fee increased to $203.00. Need valid COC or cure amount of $3.00 to solve the exception. - Due Diligence Vendor-12/15/2023	Ready for Review-Document Uploaded. See lender cure of $3 at bottom of page 2 of the attached - Seller-12/22/2023	Resolved-PCCD provided with $3 tolerance Cure - Due Diligence Vendor-12/26/2023	Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of xx Is Below the Guideline Maximum Of 90% By Ten Percent (10%) or More

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Validated

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 11 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Validated

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Validated

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 43.54% Is Less Than The Guideline Maximum Of 50% By Five Percent (5%) Or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 5 Years

																										Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.3403752039151713		xx	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xx	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	1314752
xx	491268	B	B	A	A	B	B	A	A	Closed	FCOM1266	2023-12-14 02:50	2023-12-27 17:10	Acknowledged	2 - Non-Material	B	B	Compliance	Disclosures (Federal, State, and Data Dependent)	Homeownership Counseling Disclosure Is Missing	Acknowledged-Lender responded EV2 is acceptable for missing Homeownership Counseling disclosure - Remains EV2 - Due Diligence Vendor-12/27/2023 Ready for Review-Grade 2 or B is acceptable - Seller-12/27/2023 Counter-Requirement for Federal Homeownership Counseling Disclosure is not dependent on loan transaction type. Condition is outstanding. NOTE: Grade is EV2 - if lender is unable to resolve. - Due Diligence Vendor-12/20/2023 Ready for Review-Does not apply to refinance transactions - Seller-12/20/2023 Open-Homeownership Counseling Disclosure Is Missing - Due Diligence Vendor-12/14/2023	Ready for Review-Grade 2 or B is acceptable - Seller-12/27/2023 Ready for Review-Does not apply to refinance transactions - Seller-12/20/2023	Acknowledged-Lender responded EV2 is acceptable for missing Homeownership Counseling disclosure - Remains EV2 - Due Diligence Vendor-12/27/2023	Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 12 Years

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 28.9% Is Less Than The Guideline Maximum Of 50% By Five Percent (5%) Or More

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of xx Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 24.65 Are Greater Than The Guideline Minimum Of 0 By Six (6) Or More Months

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 12 Years

																										Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of xx Is Below The Guideline Maximum Of xx By Ten Percent (10%) Or More			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xx	FL	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	No	1313714
xx	787142	D	A	D	A	A	A	A	A	Closed	FCRE5782	2023-12-14 07:02	2023-12-20 08:17	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Borrower 1 Gap Credit Report is not missing. - Due Diligence Vendor-12/20/2023 Ready for Review-Document Uploaded. - Seller-12/20/2023 Open-Borrower 1 Gap Credit Report is Missing As per lender guideline, The gap credit report or soft-pull is to be dated within 15 days of the Note date, as it is missing in the file. - Due Diligence Vendor-12/14/2023	Ready for Review-Document Uploaded. - Seller-12/20/2023	Resolved-Borrower 1 Gap Credit Report is not missing. - Due Diligence Vendor-12/20/2023	Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 23 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.45744094488188974

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of xx Is Below The Guideline Maximum Of 85% By Ten Percent (10%) Or More

																										Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 5 Years		CREDIT SOFT PULL (5).pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xx	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	1313890
xx	545603			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xx	CA	Primary Residence	Refinance	Cash Out - Other
xx	978845			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xx	CA	Primary Residence	Refinance	Cash Out - Other